Notes Payable - Related Party (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		239 Months Ended
	Sep. 24, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Notes Payable (Textual)
Common shares and warrants issued for debt conversions							$ 289,975
Common shares issued for conversion	6,800,000					115,500	800,000
Common stock fair value determined						2,214,000
Short-term debt outstanding		100,000		100,000		100,000		100,000
Amortization of debt discounts					45,421	45,421	3,653,530	12,175,705
Company borrowing amount							2,300,000
Debt, interest rate, maximum							5.00%
Debt, interest rate, minimum							45.00%
Vesting period							5 years
Relative value on warrants and common shares issued							146,231
Unamortized debt discount							45,369
Loss on extinguishment of debt					(1,811,800)	(1,811,800)	(2,410,506)	(44,836,858)
Short-term debt- related party		150,000		150,000			500,000
Debt Instrument Interest Rate		18.00%		18.00%
Related party transactions amounts due		150,000		150,000
Advances received from related party				(251,500)	0
Advances repaid to related party				34,500	0
Debt Extensions [Member]
Notes Payable (Textual)
Common shares issued for conversion							363,500
Common stock issued in connection with debt extension						286,000
Amortization of debt discounts							3,325,000
Vesting period							5 years
Exercise Price Range, maximum							$ 12
Loss on extinguishment of debt							2,390,531
Common Stock [Member]
Notes Payable (Textual)
Common shares and warrants issued for debt conversions							3
Common shares issued for conversion							198,000
Amortization of debt discounts							470,433
Relative value on warrants and common shares issued							515,802
Common Stock [Member] | Debt Extensions [Member]
Notes Payable (Textual)
Common shares issued for conversion							363,500
Relative value on warrants and common shares issued							2,235,525
Warrant [Member]
Notes Payable (Textual)
Common shares issued for conversion							65,500
Common stock fair value determined						176,819
Exercise Price Range, minimum							$ 0.01
Exercise Price Range, maximum							$ 2.40
Relative value on warrants and common shares issued							310,732
Warrant [Member] | Debt Extensions [Member]
Notes Payable (Textual)
Common shares issued for conversion							100,000
Relative value on warrants and common shares issued							155,006
Third Party Loans [Member]
Notes Payable (Textual)
Repayment of notes payable						1,725,000
Common shares and warrants issued for debt conversions						230,000
Common shares issued for conversion						46,000
Common stock fair value determined						282,900
Loss on debt extinguishment						52,900
Amortization of debt discounts
Notes Payable [Member]
Notes Payable (Textual)
Common shares and warrants issued for debt conversions							270,000
Common stock fair value determined						1,758,900
Short-term debt outstanding						1,400,000		1,400,000
Common stock issued in connection with debt extension						286,000
Amortization of debt discounts						45,421
Loss on extinguishment of debt							$ 19,975
Notes Payable [Member] | Common Stock [Member]
Notes Payable (Textual)
Common shares issued for conversion							31,500
Notes Payable [Member] | Warrant [Member]
Notes Payable (Textual)
Common shares issued for conversion							25,000